General	12 Months Ended
Dec. 31, 2022
General Abstract
GENERAL

NOTE 1 - GENERAL

A.	Description of the Company:

IceCure Medical Ltd. (“IceCure Medical Ltd.”, the “Company”, “we” or “our”) is a medical device Company incorporated in Israel.

The Company’s ordinary shares are listed on the NASDAQ and Tel Aviv Stock Exchange.

Since its establishment, IceCure Medical Ltd., and its wholly-owned subsidiaries, IceCure Medical Inc. in the United States (the “US Subsidiary”), IceCure Medical HK Limited in Hong Kong (the “Hong Kong Subsidiary”) and IceCure (Shanghai) MedTech Co., Ltd. in China (the “Chinese Subsidiary”, and together with the Company, US Subsidiary and Hong Kong Subsidiary, the “Group”), have been engaged in the research, development and commercialization of minimally invasive medical devices for cryoablation (freezing) of tumors in the human body, using its propriety liquid nitrogen Cryoablation technology, as an alternative to surgical intervention to remove the tumor. The Company received regulatory approvals for marketing its products in the United States, Europe and other territories.

The US Subsidiary was established on April 6, 2011 in the State of Delaware and is engaged in business development, marketing, clinical trial management and sale of the Company’s products in the United States. The Hong Kong Subsidiary was established on September 26, 2018 and commenced its activity in 2021. The Chinese Subsidiary was established on July 14, 2020 and is wholly owned by the Hong Kong Subsidiary. The Chinese Subsidiary in China commenced its operation on January 1, 2021 and is engaged in business development, obtaining regulatory approvals and marketing activities for the Company’s products.

The Group’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to commercialize its technology, obtaining regulatory approvals, developing its next generation systems and other risks. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Risk factors:

Our ability to operate successfully is materially uncertain and our operations are subject to significant risks inherent in a developing business enterprise.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to continue our commercialization efforts and to achieve a level of sales adequate to support the Company’s cost structure.

We will need to raise additional funds to meet our anticipated expenses so that we can execute our business plan. We expect to incur substantial and increasing net losses for the foreseeable future as we increase our spending to execute our development programs.

The amount of financing required will depend on many factors including our research and development costs, our clinical trials, our commercialization efforts, and other working capital requirements. Our ability to access the capital markets, or to secure partnerships is mainly dependent on the progress of our research and development, our clinical trials, regulatory approval of our products and our success in commercialization of our products.

C.	Going Concern:

As of December 31, 2022, the Company has accumulated losses which amounted to $75,409. In the year ended December 31, 2022, the Company generated losses which amounted to $16,978 and negative cash flows from operating activities of $14,292.

To date, management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through utilization of its current financial resources, sales of its products, and through additional raises of capital. As of March 29, 2023, the Company’s cash, cash equivalents and short-term deposits were $20,216 thousand.

Management expects that its cash, cash equivalents and short-term deposits as of the issuance date of the financial statements will be sufficient for at least 12 months of operations.